INVESTMENT SECURITIES - Equity instruments through OCI - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,406,135	1,515,090
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	38,900,001	30,488,831
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,406,135	1,515,090
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Empresa de Energia de Bogota S.A. E.S.P.
Disclosure of financial assets [line items]
Financial assets	1,188,247	1,259,541
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Mineros S.A.
Disclosure of financial assets [line items]
Financial assets	86,696	93,134
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Bolsa de Valores de Colombia S.A.
Disclosure of financial assets [line items]
Financial assets	38,058	47,947
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Sociedades Portuarias
Disclosure of financial assets [line items]
Financial assets	22,887	38,142
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Others [member]
Disclosure of financial assets [line items]
Financial assets	$ 70,247	$ 76,326